Significant Accounting Policies - Schedule of Translation of Foreign Currencies (Parentheticals) (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	[1]	$ 1	$ 1	$ 1

[1]	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.